Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Option Activity	A summary of the Company’s share option activity and related information is as follows:
			Weighted-
			average
			remaining
	Number of	Weighted	contractual	Aggregate
	shares upon	average	term	intrinsic
	exercise	exercise price	(in years)	value

Outstanding at beginning of year	593,921	$46.95	5.55	$4,516
Granted	68,009	15.19	-	-
Exercised	(56,883)	14.22	-	641
Forfeited	(29,714)	66.47	-	-

Outstanding at end of year	575,333	$45.43	5.71	$88

Exercisable at end of year	421,813	$53.61	130.69	$88

Schedule of RSU’s Activity	A summary of the Company’s RSU activity is as follows:
Number of
RSUs

Unvested at beginning of year	2,158,723
Granted	1,161,067
Vested	(829,758)
Forfeited	(415,806)

Unvested at the end of the year	2,074,226

Schedule of Share Based Compensation Expense	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023:
	Year Ended December 31,
	2025	2024	2023

Cost of products	$2,095	$2,018	$2,356
Cost of services	1,556	1,703	1,758
Research and development, net	4,777	5,310	5,759
Sales and marketing	6,683	6,228	6,689
General and administrative	6,832	6,497	6,027

Total share-based compensation expenses	$21,943	$21,756	$22,589